Subsequent Events (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ILS (₪) shares	Dec. 31, 2015 USD ($)
Subsequent Events (Textual)
Series A Secured Debentures increased	$ 78,229		$ 58,556
January 18, 2018 [Member] | Matrix [Member]
Subsequent Events (Textual)
Percentage of share capital	50.10%
Total share capital	$ 3,000
Additional share capital	$ 3,000
First quarter of 2018 [Member] | Sapiens [Member]
Subsequent Events (Textual)
Percentage of share capital	100.00%
January 31, 2018 [Member]
Subsequent Events (Textual)
Issued additional private placement of par value	$ 150,000
Gross proceeds of private placement	45,600	₪ 155,205
Issuance costs	225
Series A Secured Debentures increased	$ 69,100	₪ 239,500
January 31, 2018 [Member] | Formula [Member]
Subsequent Events (Textual)
Issued pledged additional shares | shares	1,692,954	1,692,954
January 31, 2018 [Member] | Magic [Member]
Subsequent Events (Textual)
Issued pledged additional shares | shares	3,487,198	3,487,198